Document and Entity Information Document and Entity Information	May 25, 2022
Document Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000922224
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K/A
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Tax Identification Number	23-2758192
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	(610)
Local Phone Number	774-5151
Document Period End Date	May 25, 2022
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to amend the Current Report on Form 8-K filed by the Company on May 25, 2022 in order to include the required financial statements and pro forma financial information that were previously omitted.
Common Stock [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE